[AIM LOGO APPEARS HERE]            Dear Shareholder:

                  [PHOTO of        As the Portfolio's fiscal year end
               Charles T. Bauer,   approached, the U.S. economy was starting to
                Chairman of the    display the negative effects of spreading
LETTER         Board of The Fund   worldwide economic turmoil. What began as an
TO OUR          APPEARS HERE]      isolated currency devaluation in Thailand in
SHAREHOLDERS                       July 1997 eventually spread to most of Asia
               and then to Russia and Latin America, but until this summer, the European and U.S. economies had appeared immune to "Asian contagion." As it became apparent that domestic banks and corporations could suffer significantly from their overseas exposure, a sharp sell-off in global equities began. The uncertainty and turmoil could lead to deteriorating consumer confidence and negatively affect economic growth for the foreseeable future. The extent of the slowdown is still unknown, but many forecasters are looking at the possibility of a recession for the first time in eight years.

                 The U.S. gross domestic product grew at an annualized rate of
               1.8% in the second quarter of 1998, the slowest rate since the first quarter of 1995. While this was attributed to special factors like the strike at General Motors, growth is not expected to rebound much because of the ongoing world economic crises. As the stock market dropped and the political crisis in Washington continued to unfold, markets began to look to the Federal Reserve Board (the Fed) to provide some calm by lowering interest rates. The Fed had kept the federal funds rate target at 5.50% since March of 1997. As concern over foreign economies grew, more capital sought the safety and stability of the U.S. Treasury markets, pushing interest rates lower across the yield curve. This flight to quality drove yields of all Treasuries across the maturity spectrum below the 5.50% federal funds target. Yields on one-year Treasury bills dropped dramatically, to 4.62% from almost 5.50% in March 1998.

                 For most of the fiscal year, the Fed was focused on the
               strength of the domestic economy and hence was more apt to raise rates to counteract incipient inflationary pressures. As it became clear that world economic crises would be more serious than originally thought, the Fed shifted its focus to providing liquidity and supporting markets by considering lowering rates. Fixed income markets expected the Fed to endorse the markets' movements by lowering the federal funds target. After the close of the fiscal year, the Fed did so twice, first at its regular meeting on September 29 and then in an unusual inter-meeting move on October 15, placing the short-term target at 5.00%.

               YOUR INVESTMENT PORTFOLIO

               Even as the Fed remained on hold, money markets remained volatile and short-term rates fluctuated. Yields on one-year corporate obligations dropped from close to 6% to near 5.25% at the end of August. Through a combination of short-term cash management vehicles and selective use of longer maturities, the Portfolio continued to provide attractive returns. Weighted average maturity (WAM) was relatively short for much of the fiscal year due to concern that the Fed might raise interest rates. As it became apparent that the Fed could not move rates up as many foreign

                             Yields as of 8/31/98

                                           Average       Seven-Day
                                        Monthly Yield      Yield
Liquid Assets Portfolio
MSTC Cash Reserves Class                    5.39%          5.41 %
IBC Money Fund Averages(TM) -
First-Tier Institutions Only                5.28%          5.28%
IBC Money Fund Averages(TM) -
Total Institutions Only                     5.18%          5.20%

--------------------------------------------------------------------------------

                                                                     (continued)
               economies continued to deteriorate, the WAM was lengthened to the 25- to 35-day range. At the close of the fiscal year, the weighted average maturity was 35 days.

                 Using this strategy, the MSTC Cash Reserves Class of the
               Portfolio outperformed its comparative indexes as of August 31, 1998, as shown in Table 1.

                 The Liquid Assets Portfolio continues to hold the highest AAAm credit quality rating given by Standard & Poor's Corporation. During the fiscal year, it received the highest Aaa credit quality rating given by Moody's Investors Service, Inc. The ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews.

                 Net assets of the MSTC Cash Reserves Class stood at $86.04 million at the close of the fiscal year.

                 The Liquid Assets Portfolio invests solely in securities rated
               "First Tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a barbell maturity structure, portfolio management emphasizes superior credit quality in purchasing money market securities such as commercial paper and selected repurchase agreement securities. As with any money market fund, an investment in Liquid Assets Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC, or a bank, and there can be no assurance the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

               OUTLOOK FOR THE FUTURE

               As the fiscal year ended, the economy was expected to slow considerably as foreign economic turmoil and slower consumer spending could push the annualized economic growth rate into the 1% to 2% range. Interest rates had dropped notably, and fixed income markets expected the Fed to lower short-term rates. The Portfolio will continue to maintain its relatively short maturity structure, remaining flexible to take advantage of any sudden market moves.

                 We are pleased to send you this annual report on your
               investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also committed to customer service and are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005 if we may be of service.

               Respectfully submitted,

               /s/ CHARLES T. BAUER

               Charles T. Bauer
               Chairman

SCHEDULE OF INVESTMENTS
August 31, 1998

                                                  PAR
                                      MATURITY   (000)       VALUE
COMMERCIAL PAPER - 61.85%(a)

BASIC INDUSTRIES - 6.15%

CHEMICALS - 1.85%

Bayer Corp.
5.49%                                 11/24/98 $  15,000 $   14,807,850
-----------------------------------------------------------------------
Henkel Corp.
5.52%                                 09/02/98     6,500      6,499,004
-----------------------------------------------------------------------
5.52%                                 09/18/98     8,485      8,462,882
-----------------------------------------------------------------------
5.46%                                 09/25/98    16,000     15,941,760
-----------------------------------------------------------------------
5.51%                                 11/13/98    13,000     12,854,750
-----------------------------------------------------------------------
5.50%                                 12/14/98    14,000     13,777,556
-----------------------------------------------------------------------
                                                             72,343,802
-----------------------------------------------------------------------

METAL MINING - 4.30%

Rio Tinto America, Inc.
5.45%                                 09/02/98    20,600     20,596,881
-----------------------------------------------------------------------
5.52%                                 10/07/98    35,000     34,806,800
-----------------------------------------------------------------------
5.50%                                 11/04/98    30,000     29,706,666
-----------------------------------------------------------------------
5.53%                                 11/05/98    25,000     24,750,382
-----------------------------------------------------------------------
5.41%                                 02/24/99    20,000     19,471,022
-----------------------------------------------------------------------
5.45%                                 02/24/99    30,000     29,200,667
-----------------------------------------------------------------------
U.S. Borax, Inc.
5.51%                                 11/06/98     9,600      9,503,024
-----------------------------------------------------------------------
                                                            168,035,442
-----------------------------------------------------------------------
   Total Basic Industries                                   240,379,244
-----------------------------------------------------------------------

BUSINESS SERVICES - 0.63%

COMPUTER SOFTWARE & SERVICES - 0.63%

First Data Corp.
5.52%                                 09/08/98    24,676     24,649,514
-----------------------------------------------------------------------

CAPITAL GOODS - 3.22%

ELECTRICAL EQUIPMENT - 1.96%

Hitachi America, Ltd.
5.53%                                 09/18/98    25,000     24,934,716
-----------------------------------------------------------------------
5.46%                                 09/21/98    22,050     21,983,115
-----------------------------------------------------------------------
5.53%                                 10/23/98    30,000     29,760,366
-----------------------------------------------------------------------
                                                             76,678,197
-----------------------------------------------------------------------

MACHINERY - 0.63%

Deere & Co.
5.49%                                 11/24/98    25,000     24,679,750
-----------------------------------------------------------------------

                                                    PAR
                                        MATURITY   (000)       VALUE
CAPITAL GOODS - (continued)

TELECOMMUNICATIONS EQUIPMENT - 0.63%

Motorola, Inc.
5.49%                                   12/03/98 $  25,000 $   24,645,438
-------------------------------------------------------------------------
   Total Capital Goods                                        126,003,385
-------------------------------------------------------------------------

CONSUMER DURABLES - 6.56%

AUTOMOBILE - 6.56%

Daimler-Benz North America Corp.
5.47%                                   10/20/98    25,000     24,814,039
-------------------------------------------------------------------------
5.50%                                   10/22/98    13,000     12,898,708
-------------------------------------------------------------------------
5.48%                                   12/09/98    20,000     19,698,600
-------------------------------------------------------------------------
General Motors Acceptance Corp.
5.64%                                   09/01/98    50,000     50,000,000
-------------------------------------------------------------------------
5.64%                                   10/01/98    50,000     49,765,015
-------------------------------------------------------------------------
5.51%                                   10/14/98    25,000     24,835,466
-------------------------------------------------------------------------
5.52%                                   10/21/98    25,000     24,808,333
-------------------------------------------------------------------------
5.52%                                   11/04/98    25,000     24,754,667
-------------------------------------------------------------------------
5.51%                                   11/09/98    25,000     24,735,979
-------------------------------------------------------------------------
   Total Consumer Durables                                    256,310,807
-------------------------------------------------------------------------

CONSUMER NONDURABLES - 1.45%

BEVERAGES - 1.45%

Diageo Capital plc
5.50%                                   11/16/98    32,500     32,122,639
-------------------------------------------------------------------------
5.49%                                   12/04/98    25,000     24,641,625
-------------------------------------------------------------------------
   Total Consumer Nondurables                                  56,764,264
-------------------------------------------------------------------------

ENERGY - 1.47%

OIL & GAS (INTEGRATED) - 1.47%

Shell 96
5.59%                                   09/09/98    45,355     45,355,000
-------------------------------------------------------------------------
5.62%                                   12/01/98    12,000     12,000,000
-------------------------------------------------------------------------
   Total Energy                                                57,355,000
-------------------------------------------------------------------------

FINANCIAL - 41.75%

ASSET-BACKED SECURITIES - 32.36%

Asset Securitization Cooperative Corp.
5.50%                                   12/01/98    25,000     24,652,430
-------------------------------------------------------------------------
5.50%                                   12/11/98    20,000     19,691,389
-------------------------------------------------------------------------
Bavaria TRR Corp.
5.57%                                   09/10/98    40,000     39,944,300
-------------------------------------------------------------------------
5.60%                                   09/10/98    50,000     49,930,000
-------------------------------------------------------------------------

                                                   PAR
                                       MATURITY   (000)       VALUE
FINANCIAL - (continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Bavaria TRR Corp. - (continued)
5.55%                                  09/29/98 $  25,400 $   25,290,357
------------------------------------------------------------------------
5.54%                                  11/17/98     9,935      9,817,276
------------------------------------------------------------------------
5.53%                                  11/18/98    12,965     12,809,658
------------------------------------------------------------------------
Centric Capital Corp.
5.52%                                  09/01/98    34,300     34,300,000
------------------------------------------------------------------------
5.52%                                  09/08/98    25,000     24,973,166
------------------------------------------------------------------------
5.45%                                  10/05/98    20,000     19,897,056
------------------------------------------------------------------------
5.43%                                  10/06/98    20,000     19,894,417
------------------------------------------------------------------------
5.51%                                  10/13/98    25,000     24,839,292
------------------------------------------------------------------------
5.51%                                  10/30/98    25,000     24,774,243
------------------------------------------------------------------------
5.51%                                  02/01/99    15,000     14,648,737
------------------------------------------------------------------------
Corporate Asset Funding Co.
5.52%                                  09/16/98    20,000     19,954,000
------------------------------------------------------------------------
5.53%                                  09/18/98    40,000     39,895,544
------------------------------------------------------------------------
Delaware Funding Corp.
5.53%                                  09/29/98    10,088     10,044,610
------------------------------------------------------------------------
5.52%                                  10/30/98    25,232     25,003,735
------------------------------------------------------------------------
Edison Asset Securitization, L.L.C.
5.54%                                  09/17/98    17,341     17,298,303
------------------------------------------------------------------------
5.52%                                  10/15/98    10,463     10,392,410
------------------------------------------------------------------------
5.54%                                  10/16/98    25,000     24,826,875
------------------------------------------------------------------------
5.52%                                  11/18/98    75,325     74,424,113
------------------------------------------------------------------------
5.51%                                  11/25/98    20,000     19,739,806
------------------------------------------------------------------------
5.50%                                  02/02/99    25,000     24,411,805
------------------------------------------------------------------------
Falcon Asset Securitization Corp.
5.58%                                  09/01/98    34,753     34,753,000
------------------------------------------------------------------------
Fleet Funding Corp.
5.56%                                  09/09/98    42,617     42,564,344
------------------------------------------------------------------------
Monte Rosa Capital Corp.
5.56%                                  09/21/98    27,000     26,916,600
------------------------------------------------------------------------
5.55%                                  10/08/98    30,000     29,828,875
------------------------------------------------------------------------
5.53%                                  10/15/98    33,818     33,589,428
------------------------------------------------------------------------
5.54%                                  10/19/98    25,000     24,815,333
------------------------------------------------------------------------
5.53%                                  11/19/98    25,000     24,696,618
------------------------------------------------------------------------
5.52%                                  11/20/98    28,000     27,656,533
------------------------------------------------------------------------

                                                   PAR
                                       MATURITY   (000)       VALUE
FINANCIAL - (continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Preferred Receivable Funding Corp.
5.45%                                  09/09/98 $  16,275 $   16,255,289
------------------------------------------------------------------------
5.53%                                  09/09/98    14,725     14,706,904
------------------------------------------------------------------------
5.52%                                  09/11/98    15,635     15,611,027
------------------------------------------------------------------------
5.50%                                  11/10/98     8,500      8,409,097
------------------------------------------------------------------------
5.50%                                  11/12/98    13,000     12,857,000
------------------------------------------------------------------------
5.47%                                  12/15/98    14,435     14,204,702
------------------------------------------------------------------------
Quincy Capital Corp.
5.53%                                  09/18/98    24,185     24,121,843
------------------------------------------------------------------------
5.57%                                  09/18/98    27,576     27,503,467
------------------------------------------------------------------------
Receivables Capital Corp.
5.52%                                  10/14/98    25,000     24,835,167
------------------------------------------------------------------------
Sheffield Receivables Funding Corp.
5.55%                                  09/09/98    40,000     39,950,667
------------------------------------------------------------------------
5.56%                                  09/15/98    33,000     32,928,647
------------------------------------------------------------------------
5.52%                                  09/16/98    20,000     19,954,000
------------------------------------------------------------------------
5.56%                                  09/16/98    20,287     20,240,001
------------------------------------------------------------------------
5.57%                                  09/28/98    30,000     29,874,787
------------------------------------------------------------------------
5.52%                                  11/18/98    25,000     24,701,000
------------------------------------------------------------------------
Variable Funding Capital
5.67%                                  09/08/98    33,000     32,963,618
------------------------------------------------------------------------
5.54%                                  10/23/98    50,000     49,599,889
------------------------------------------------------------------------
                                                           1,264,991,358
------------------------------------------------------------------------

BANKS (DOMESTIC) - 0.62%

Commerce Bank U.S. Finance, Inc.
5.45%                                  02/12/99    25,000     24,379,306
------------------------------------------------------------------------

BANKS (FOREIGN) - 0.46%

Demir Funding Corp. II
5.54%                                  10/13/98    18,000     17,883,660
------------------------------------------------------------------------

BROKER DEALER - 1.41%

Merrill Lynch & Co. Inc.
5.52%                                  11/30/98    16,000     15,779,200
------------------------------------------------------------------------
Morgan (J.P.) & Co. Inc.
5.48%                                  12/11/98    40,000     39,385,022
------------------------------------------------------------------------
                                                              55,164,222
------------------------------------------------------------------------

INSURANCE (LIFE) - 0.64%

MetLife Funding, Inc.
5.53%                                  09/24/98    25,000     24,911,674
------------------------------------------------------------------------

                                                         PAR
                                             MATURITY   (000)       VALUE
FINANCIAL - (continued)

INSURANCE (OTHER) - 1.83%

Marsh & McLennan Companies, Inc.
5.53%                                        09/08/98 $  39,000 $   38,958,064
------------------------------------------------------------------------------
5.45%                                        09/22/98     7,500      7,476,158
------------------------------------------------------------------------------
5.53%                                        09/22/98    25,000     24,919,354
------------------------------------------------------------------------------
                                                                    71,353,576
------------------------------------------------------------------------------
LEASING COMPANIES - 1.05%

International Lease Finance Corp.
5.48%                                        10/06/98    25,000     24,866,806
------------------------------------------------------------------------------
5.47%                                        11/05/98    16,500     16,337,039
------------------------------------------------------------------------------
                                                                    41,203,845
------------------------------------------------------------------------------

MULTIPLE INDUSTRY - 3.38%

General Electric Capital Corp.
5.50%                                        09/30/98    35,000     34,844,930
------------------------------------------------------------------------------
5.49%                                        01/29/99    25,000     24,428,125
------------------------------------------------------------------------------
5.43%                                        02/23/99    25,000     24,340,104
------------------------------------------------------------------------------
5.44%                                        02/24/99    50,000     48,670,222
------------------------------------------------------------------------------
                                                                   132,283,381
------------------------------------------------------------------------------
   Total Financial                                               1,632,171,022
------------------------------------------------------------------------------

UTILITIES - 0.62%

TELEPHONE - 0.62%

BellSouth Capital Funding Corp.
5.41%                                        02/19/99    25,000     24,357,562
------------------------------------------------------------------------------
   Total Commercial Paper
     (Cost $2,417,990,798)                                       2,417,990,798
------------------------------------------------------------------------------

BANK NOTES - 0.64%

First Union National Bank
5.63% (Cost $25,000,000)                     02/10/99    25,000     25,000,000
------------------------------------------------------------------------------
COMMERCIAL PAPER TRUST CERTIFICATES - 5.12%

Citibank, N.A.
5.685%(b) (Cost $200,000,000)                12/28/98   200,000    200,000,000
------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 20.08%

Goldman Sachs Group (The), L.P.
5.656%(c)                                    10/19/98   205,000    205,000,000
------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.
6.093%(d)                                    08/16/99   239,000    239,000,000
------------------------------------------------------------------------------
Morgan (J.P.) Securities Inc.
5.883%(c)                                    10/05/98   194,000    194,000,000
------------------------------------------------------------------------------

                                                          PAR
                                               MATURITY  (000)       VALUE
MASTER NOTE AGREEMENTS - (continued)

Morgan Stanley, Dean Witter, Discover & Co.
5.9125%(e)                                     11/23/98 $147,000 $  147,000,000
-------------------------------------------------------------------------------
   Total Master Note Agreements
     (Cost $785,000,000)                                            785,000,000
-------------------------------------------------------------------------------

MEDIUM TERM NOTES - 1.08%

Associates Corp. of North America
5.25%(f)                                       09/01/98    5,000      5,000,000
-------------------------------------------------------------------------------
6.50%(f)                                       09/09/98   12,200     12,201,947
-------------------------------------------------------------------------------
IBM Credit Corp.
5.80%(f)                                       11/06/98   25,000     25,003,255
-------------------------------------------------------------------------------
   Total Medium Term Notes (Cost $42,205,202)                        42,205,202
-------------------------------------------------------------------------------

REVENUE BONDS - 1.14%

Belk, Inc.; Variable Rate Demand Revenue
 Bond Series 1998(g)(h)
5.65%                                       07/01/08  20,000     20,000,000
------------------------------------------------------------------------------
Jacksonville Health Facilities Authority
 (Charity Obligations Group);
Refunding Hospital Series C Revenue
 Bond(g)(h)
5.65%                                       08/15/19  24,700     24,700,000
------------------------------------------------------------------------------
   Total Revenue Bonds (Cost $44,700,000)                        44,700,000
------------------------------------------------------------------------------

TIME DEPOSITS - 7.98%

Republic National Bank Of New York
6.00%                                       09/01/98 162,129    162,128,575
------------------------------------------------------------------------------
Societe Generale
6.00%                                       09/01/98 150,000    150,000,000
------------------------------------------------------------------------------
   Total Time Deposits (Cost $312,128,575)                      312,128,575
------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 3.71%(i)

Goldman, Sachs & Co.
6.05%(j) (Cost $145,000,000)                09/01/98 145,000    145,000,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.60%                                   3,972,024,575(k)
==============================================================================
OTHER ASSETS LESS LIABILITIES - (1.60)%                         (62,410,911)
==============================================================================
NET ASSETS - 100.00%                                         $3,909,613,664
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Variable rate trust certificates representing an interest in a trust (comprised of eligible debt obligations) entitling the Portfolio to receive variable rate interest. The Fund has the right, upon seven calendar days' notice to the trustee, to put its certificates to the trust at par value plus accrued interest. Because variable rate trust certificates involve a trust and a third party put feature, they involve complexities and potential risks that may not be present where the debt obligation is owned directly. Rate shown is the rate in effect on 08/31/98.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/98.
(d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon two business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/98.
(e) Master Note Purchase Agreement may be terminated by either party upon three business days' prior written notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/98.
(f) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/98.
(g) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rate shown is the rate in effect on 08/31/98.
(h)  Secured by a letter of credit.
(i) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Repurchase agreement entered into 08/31/98 with a maturing value of $145,024,368. Collateralized by $134,022,000 U.S. Government obligations, 5.125% to 7.50% due 02/29/00 to 11/15/16 with an aggregate market value at 08/31/98 of $148,046,190.
(k)  Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1998

ASSETS:

Investments, at value (amortized cost)                    $3,972,024,575
------------------------------------------------------------------------
Receivables for:
 Investments sold                                             47,707,111
------------------------------------------------------------------------
 Interest                                                      7,786,932
------------------------------------------------------------------------
Investment for deferred compensation plan                         48,639
------------------------------------------------------------------------
Other assets                                                     320,952
------------------------------------------------------------------------
  Total assets                                             4,027,888,209
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        97,467,238
------------------------------------------------------------------------
 Dividends                                                    20,259,500
------------------------------------------------------------------------
 Deferred compensation                                            48,639
------------------------------------------------------------------------
Accrued administrative services fees                               7,945
------------------------------------------------------------------------
Accrued advisory fees                                            166,145
------------------------------------------------------------------------
Accrued distribution fees                                         62,593
------------------------------------------------------------------------
Accrued transfer agent fees                                       49,192
------------------------------------------------------------------------
Accrued operating expenses                                       213,293
------------------------------------------------------------------------
  Total liabilities                                          118,274,545
------------------------------------------------------------------------
NET ASSETS                                                $3,909,613,664
========================================================================

NET ASSETS:

Institutional Class                                       $3,097,539,154
========================================================================
Cash Management Class                                     $  655,975,137
========================================================================
Private Investment Class                                  $   70,058,256
========================================================================
MSTC Cash Reserves Class                                  $   86,041,117
========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Institutional Class                                        3,098,072,735
========================================================================
Cash Management Class                                        656,036,958
========================================================================
Private Investment Class                                      70,070,233
========================================================================
MSTC Cash Reserves Class                                      86,063,203
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1998

INVESTMENT INCOME:

Interest income                                                $235,786,553
----------------------------------------------------------------------------
EXPENSES:

Advisory fees                                                     6,237,470
----------------------------------------------------------------------------
Custodian fees                                                      221,530
----------------------------------------------------------------------------
Administrative services fees                                         85,337
----------------------------------------------------------------------------
Distribution fees (Note 2)                                          796,404
----------------------------------------------------------------------------
Directors' fees and expenses                                         33,432
----------------------------------------------------------------------------
Transfer agent fees                                                 422,887
----------------------------------------------------------------------------
Other                                                               527,332
----------------------------------------------------------------------------
  Total expenses                                                  8,324,392
----------------------------------------------------------------------------
Less: Fee waivers                                                (4,500,471)
----------------------------------------------------------------------------
  Net expenses                                                    3,823,921
----------------------------------------------------------------------------
Net investment income                                           231,962,632
----------------------------------------------------------------------------
Net realized gain on sales of investments                           750,940
----------------------------------------------------------------------------
Net increase in net assets resulting from operations           $232,713,572
============================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1998 and 1997

                                                  1998            1997
                                             --------------  --------------
OPERATIONS:
 Net investment income                         $231,962,632  $  158,747,907
----------------------------------------------------------------------------
 Net realized gain on sales of investments          750,940         352,792
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   232,713,572     159,100,699
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                          (207,681,074)   (149,604,986)
----------------------------------------------------------------------------
  Cash Management Class                         (16,114,306)     (4,717,164)
----------------------------------------------------------------------------
  Private Investment Class                       (3,506,724)     (2,931,782)
----------------------------------------------------------------------------
  MSTC Cash Reserves Class                       (4,660,528)     (1,493,975)
----------------------------------------------------------------------------
Capital stock transactions -- net (See
 Note 4)                                       (113,347,634)  1,934,913,244
----------------------------------------------------------------------------
  Net increase (decrease) in net assets        (112,596,694)  1,935,266,036
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                         4,022,210,358   2,086,944,322
----------------------------------------------------------------------------
  End of period                              $3,909,613,664  $4,022,210,358
============================================================================
NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in) $3,910,243,129  $4,023,590,763
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investment securities                  (629,465)     (1,380,405)
----------------------------------------------------------------------------
                                             $3,909,613,664  $4,022,210,358
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Liquid Assets Portfolio (the "Portfolio") with the assets, liabilities and operations of each portfolio accounted for separately. The Portfolio consists of four different classes of shares: the Institutional Class, the Cash Management Class, the Private Investment Class and the MSTC Cash Reserves Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Portfolio has a capital loss carryforward of $629,465 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Portfolio cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio at the annual rate of 0.15% of the average daily net assets of the Portfolio. During the year ended August 31, 1998, AIM voluntarily waived fees of $4,309,476.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1998, the Portfolio reimbursed AIM $85,337 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Portfolio. On September 20, 1997, the Board of Directors of the Fund approved the appointment of AFS as transfer agent of the Fund effective December 29, 1997. During the year ended August 31, 1998, the Portfolio paid AFS $283,289 for such services. Prior to the effective date of the agreement with AFS, the Portfolio paid A I M Institutional Fund Services, Inc. $139,598 pursuant to a transfer agency and shareholder services agreement for the period September 1, 1997 through December 28, 1997.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Cash Management Class and the MSTC Cash Reserves Class of the Portfolio. The Plan provides that the Private Investment Class, Cash Management Class and the MSTC Cash Reserves Class pay FMC up to a maximum annual rate of 0.50%, 0.10% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of 0.25%, 0.10% and 0.20% of the average daily net assets, respectively, of each of the Private Investment Class, the Cash Management Class and the MSTC Cash Reserves Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Cash Management Class or the MSTC Cash Reserves Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1998, the Private Investment Class, the Cash Management Class and the MSTC Cash Reserves Class paid $198,764, $233,941 and $172,704, respectively, as compensation under the Plan. FMC waived fees of $190,995 for the same period. Certain officers and directors of the Fund are officers of AIM, FMC and AFS.
 During the year ended August 31, 1998, the Portfolio paid legal fees of $12,156 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock during the years ended August 31, 1998 and 1997 were as follows:

                                       1998                              1997
                         ---------------------------------  --------------------------------
                             SHARES            AMOUNT           SHARES           AMOUNT
                         ---------------  ----------------  ---------------  ---------------
Sold:
  Institutional Class     93,828,246,640   $93,828,246,640   78,261,661,500  $78,261,661,500
---------------------------------------------------------------------------------------------
  Cash Management Class    4,263,088,877     4,263,088,877    1,034,402,514    1,034,402,514
---------------------------------------------------------------------------------------------
  Private Investment
   Class                     427,983,177       427,983,177      342,644,258      342,644,258
---------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class*                  1,649,842,930     1,649,842,930      408,898,275      408,898,275
---------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class         38,210,037        38,210,037       20,480,836       20,480,836
---------------------------------------------------------------------------------------------
  Cash Management Class       10,309,246        10,309,246        2,312,729        2,312,729
---------------------------------------------------------------------------------------------
  Private Investment
   Class                       3,283,004         3,283,004        2,744,701        2,744,701
---------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class*                      4,593,118         4,593,118        1,184,333        1,184,333
---------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (94,557,041,875)  (94,557,041,875) (76,483,889,456) (76,483,889,456)
---------------------------------------------------------------------------------------------
  Cash Management Class   (3,700,876,338)   (3,700,876,338)  (1,006,454,600)  (1,006,454,600)
---------------------------------------------------------------------------------------------
  Private Investment
   Class                    (432,076,106)     (432,076,106)    (319,526,727)    (319,526,727)
---------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class*                 (1,648,910,344)   (1,648,910,344)    (329,545,119)    (329,545,119)
---------------------------------------------------------------------------------------------
Net increase (decrease)     (113,347,634) $   (113,347,634)   1,934,913,244  $ 1,934,913,244
=============================================================================================

* The MSTC Cash Reserves Class commenced sales on September 23, 1996.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of MSTC Cash Reserves Class capital stock outstanding during the year ended August 31, 1998 and the period September 23, 1996 (date sales commenced) through August 31, 1997.

                                                          1998        1997
                                                         -------     -------
Net asset value, beginning of period                     $  1.00     $  1.00
-------------------------------------------------------  -------     -------
Income from investment operations:
  Net investment income                                     0.05        0.05
-------------------------------------------------------  -------     -------
Less distributions:
  Dividends from net investment income                     (0.05)      (0.05)
-------------------------------------------------------  -------     -------
Net asset value, end of period                           $  1.00     $  1.00
=======================================================  =======     =======
Total return                                                5.53%       5.37%(a)
=======================================================  =======     =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $86,041     $80,510
=======================================================  =======     =======
Ratio of expenses to average net assets(b)                  0.28%(c)    0.27%(a)
=======================================================  =======     =======
Ratio of net investment income to average net assets(d)     5.40%(c)    5.34%(a)
=======================================================  =======     =======

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.38% and 0.39% (annualized) for the periods 1998 and 1997, respectively.
(c) Ratios are based on average net assets of $86,352,258.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.30% and 5.22% (annualized) for the periods 1998 and 1997, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for the year then ended and the period September 23, 1996 (date sales commenced for the MSTC Cash Reserves Class) through August 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquid Assets Portfolio as of August 31, 1998, the results of its operations for the year then ended, the changes in its net assets and financial highlights for the year then ended and the period September 23, 1996 (date sales commenced for the MSTC Cash Reserves Class) through August 31, 1997, in conformity with generally accepted accounting principles.

                                            KPMG Peat Marwick LLP

Houston, Texas
October 2, 1998

                          DIRECTORS
Charles T. Bauer                             Carl Frischling
Bruce L. Crockett                           Robert H. Graham                   Short-Term
Owen Daly II                                Lewis F. Pennock                   Investments Co.
Edward K. Dunn, Jr.                          Ian W. Robinson                   (STIC)
Jack M. Fields                                Louis S. Sklar


                          OFFICERS

Charles T. Bauer                                    Chairman
Robert H. Graham                                   President
John J. Arthur                Sr. Vice President & Treasurer
Gary T. Crum                              Sr. Vice President
Carol F. Relihan              Sr. Vice President & Secretary
Dana R. Sutton          Vice President & Assistant Treasurer                   Liquid Assets
Melville B. Cox                               Vice President                   Portfolio
Karen Dunn Kelley                             Vice President                   ----------------------------------------
J. Abbott Sprague                             Vice President                   MSTC                              ANNUAL
Renee A. Friedli                         Assistant Secretary                   Cash Reserves
P. Michelle Grace                        Assistant Secretary                   Class                             REPORT
Jeffrey H. Kupor                         Assistant Secretary
Nancy L. Martin                          Assistant Secretary
Ofelia M. Mayo                           Assistant Secretary
Lisa A. Moss                             Assistant Secretary                                            AUGUST 31, 1998
Kathleen J. Pflueger                     Assistant Secretary
Samuel D. Sirko                          Assistant Secretary
Stephen I. Winer                         Assistant Secretary
Mary J. Benson                           Assistant Treasurer

                      INVESTMENT ADVISOR
                     A I M Advisors, Inc.
                 11 Greenway Plaza, Suite 100
                       Houston, TX 77046
                        (800) 347-1919

                          DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                       Houston, TX 77046
                        (800) 659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                      New York, NY 10286

                     LEGAL COUNSEL TO FUND
            Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                  Philadelphia, PA 19103-7599

                  LEGAL COUNSEL TO DIRECTORS
               Kramer, Levin, Naftalis & Frankel
                       919 Third Avenue
                      New York, NY 10022

                        TRANSFER AGENT
                   A I M Fund Services, Inc.
                 11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

                           AUDITORS
                     KPMG Peat Marwick LLP
                         700 Louisiana
                     NationsBank Building
                       Houston, TX 77002

This report may be distributed only to current shareholders or                   [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                       FUND MANAGEMENT COMPANY
